Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) SFr in Thousands	Dec. 31, 2024 CHF (SFr) item	Dec. 31, 2023 CHF (SFr)
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 5,924	SFr 3,815
Number of deposits in escrow accounts | item	2
Escrow deposits	SFr 400
Not later than one year [member]
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,200	784
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	2,372	1,526
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 2,352	SFr 1,505